Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2023 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	$ 0	0
Number of investments with no quoted market price in an active market | EquityInstruments	2
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 328,100,000	285,000,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	316,800,000	241,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	3,300,000	13,800,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	8,000,000	29,400,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	2,600,000	5,700,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	2,600,000	5,700,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	324,800,000	246,400,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	316,800,000	241,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	8,000,000	4,600,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	700,000	8,100,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 700,000	8,100,000
Skeena Convertible Debenture | Recurring Basis
Fair value measurements
Financial assets, at fair value		24,800,000
Skeena Convertible Debenture | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value		$ 24,800,000